UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 92,621,078	$ 116,182,805
Initial recognition and changes in the fair value of biological assets at the point of harvest	666,175	410,913
Cost of sales	(55,796,045)	(71,615,781)
Changes in the net realizable value of agricultural products after harvest	563,145	(1,446,316)
Research and development expenses	(4,411,279)	(4,581,241)
Selling, general and administrative expenses	(30,164,126)	(33,932,848)
Share of profit or loss of joint ventures and associates	(586,318)	1,508,671
Other income or expenses, net	(524,023)	(1,231,635)
Operating profit	2,368,607	5,294,568
Financial cost	(7,161,848)	(7,661,857)
Other financial results	(2,671,221)	117,865
Loss before income tax	(7,464,462)	(2,249,424)
Income tax	1,266,409	(429,040)
Loss for the period	(6,198,053)	(2,678,464)
Profit (Loss) for the period attributable to:
Equity holders of the parent	(6,369,262)	(4,591,634)
Non-controlling interests	171,209	1,913,170
Loss for the period	$ (6,198,053)	$ (2,678,464)
Loss per share
Basic loss attributable to ordinary equity holders of the parent	$ (0.1013)	$ (0.0731)
Diluted loss attributable to ordinary equity holders of the parent	$ (0.1013)	$ (0.0731)
Loss for the period	$ (6,198,053)	$ (2,678,464)
Other comprehensive loss	(11,043)	(929,957)
Items that may be subsequently reclassified to loss	(11,043)	(929,957)
Foreign exchange differences on translation of foreign operations	(11,043)	(929,957)
Total comprehensive loss	(6,209,096)	(3,608,421)
Total comprehensive profit/ (loss) attributable to:
Equity holders of the parent	(6,414,822)	(5,364,330)
Non-controlling interests	205,726	1,755,909
Total comprehensive loss	$ (6,209,096)	$ (3,608,421)